Tradr 2X Long APP Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$30,888,900
TOTAL NET ASSETS — 100.0%	$30,888,900

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	AppLovin Corporation	Receive	6.08% (OBFR01* + 175bps)	At Maturity	5/27/2026	$24,682,137	$-	$(1,271,684)
TD Cowen	AppLovin Corporation	Receive	6.33% (OBFR01* + 200bps)	At Maturity	5/1/2026	19,851,414	-	8,199
Marex	AppLovin Corporation	Receive	6.83% (OBFR01* + 250bps)	At Maturity	5/25/2026	16,664,055	-	1,376,623
TOTAL EQUITY SWAP CONTRACTS								$113,138

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.